Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following is a summary of the estimated fair values of the assets acquired and liabilities assumed:

Cash and restricted cash	$48,359
Trade receivables	8,077
Prepaid expenses and other assets	34,970
Real property interests	901,290
Intangible assets	5,400
Accounts payable and other liabilities	(22,654)
Rent received in advance	(15,837)
Real property interest liabilities	(33,398)
Deferred income tax liability	(45,100)
Long-term debt	(570,759)

Net identifiable assets acquired	310,348
Goodwill	80,509

Total acquisition consideration	$390,857

The excess of the acquisition consideration over the fair value of the assets acquired and liabilities assumed was recorded as goodwill. The following is a summary of the estimated fair values of the assets acquired and liabilities assumed:

Cash and restricted cash	$48,359
Trade receivables	8,077
Prepaid expenses and other assets	34,970
Real property interests	901,290
Intangible assets	5,400
Accounts payable and other liabilities	(22,654)
Rent received in advance	(15,837)
Real property interest liabilities	(33,398)
Deferred income tax liability	(45,100)
Long-term debt	(570,759)

Net identifiable assets acquired	310,348
Goodwill	80,509

Total acquisition consideration	$390,857

Schedule of Unaudited Pro Forma Combined Financial Information

The unaudited pro forma consolidated financial information has been prepared using the acquisition method of accounting in accordance with GAAP (unaudited):

Three Months Ended March 31, 2020
Revenue	$15,591
Net loss	$(7,196)

The unaudited pro forma consolidated financial information has been prepared using the acquisition method of accounting in accordance with GAAP (unaudited):

	Year Ended December 31,
	2020	2019
Revenue	$69,759	$55,706
Net loss	$(120,457)	$(82,141)